Sales - Summary of Sales (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of performance obligations [line items]
Sales of goods (Note 2)		₩ 91,018,712	₩ 85,940,137	₩ 69,184,469
Sales related to rendering of services		710,445	750,878	714,602
Sales related to construction services		849,108	785,395	646,953
Total revenue from external customers (Notes 4, 35, 45, 47)		92,578,265	87,476,410	70,546,024
Domestic
Disclosure of performance obligations [line items]
Sales of goods (Note 2)		90,659,090	85,588,151	68,578,390
Sales related to rendering of services		482,251	467,661	370,799
Sales related to construction services		145,496	186,996	193,541
Total revenue from external customers (Notes 4, 35, 45, 47)		91,286,837	86,242,808	69,142,730
Domestic | Electricity
Disclosure of performance obligations [line items]
Sales of goods (Note 2)		88,889,764	82,954,778	66,198,964
Domestic | Heat Supply
Disclosure of performance obligations [line items]
Sales of goods (Note 2)		363,154	440,435	489,629
Domestic | Others
Disclosure of performance obligations [line items]
Sales of goods (Note 2)		1,406,172	2,192,938	1,889,797
Domestic | Performance obligations satisfied at point in time
Disclosure of performance obligations [line items]
Total revenue from external customers (Notes 4, 35, 45, 47)		90,659,090	85,588,151	68,578,390
Domestic | Performance obligations satisfied over time
Disclosure of performance obligations [line items]
Total revenue from external customers (Notes 4, 35, 45, 47)		627,747	654,657	564,340
Overseas
Disclosure of performance obligations [line items]
Sales of goods (Note 2)		359,622	351,986	606,079
Sales related to rendering of services		228,194	283,217	343,803
Sales related to construction services		703,612	598,399	453,412
Total revenue from external customers (Notes 4, 35, 45, 47)	[1]	1,291,428	1,233,602	1,403,294
Overseas | Electricity
Disclosure of performance obligations [line items]
Sales of goods (Note 2)		0	0	0
Overseas | Heat Supply
Disclosure of performance obligations [line items]
Sales of goods (Note 2)		0	0	0
Overseas | Others
Disclosure of performance obligations [line items]
Sales of goods (Note 2)		359,622	351,986	606,079
Overseas | Performance obligations satisfied at point in time
Disclosure of performance obligations [line items]
Total revenue from external customers (Notes 4, 35, 45, 47)		359,622	351,986	606,079
Overseas | Performance obligations satisfied over time
Disclosure of performance obligations [line items]
Total revenue from external customers (Notes 4, 35, 45, 47)		₩ 931,806	₩ 881,616	₩ 797,215

[1]	Middle East and other Asian countries make up the majority of overseas revenue and non-current assets. Since the overseas revenue or non-current assets attributable to particular countries are not material, they are not disclosed individually.